Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,630,379.24
Total Fee Amount	489.84
Total Offset Amount	0.00
Net Fee	$ 489.84
Offering Table N/A
Offset Table N/A	N/A